INVESTMENTS IN SUBSIDIARIES - Summary of Balance Sheet Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries
Current assets	$ 2,902	$ 6,110
Non-current assets	108,354	115,406
Current liabilities	12,326	10,143
Non-current liabilities	54,242	65,474
Equity attributable to Non-controlling interests	31,237	34,383
Equity attributable to owners of entity	28,530	28,284
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Current assets	2,799	3,606
Non-current assets	99,969	104,971
Current liabilities	10,116	8,643
Non-current liabilities	48,584	52,665
Equity attributable to Non-controlling interests	12,062	16,385
Equity attributable to owners of entity	32,006	30,884
Subsidiaries with material non-controlling interests | Brookfield Office Properties Inc. (“BPO”)
Disclosure of subsidiaries
Current assets	1,705	1,391
Non-current assets	43,102	38,895
Current liabilities	7,133	5,216
Non-current liabilities	17,033	16,521
Equity attributable to Non-controlling interests	4,979	4,928
Equity attributable to owners of entity	15,662	13,621
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Current assets	402	478
Non-current assets	32,526	29,197
Current liabilities	1,523	507
Non-current liabilities	15,509	13,241
Equity attributable to Non-controlling interests	1,787	1,773
Equity attributable to owners of entity	14,109	14,154
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Current assets	65	38
Non-current assets	4,512	5,074
Current liabilities	76	42
Non-current liabilities	3,189	3,776
Equity attributable to Non-controlling interests	973	957
Equity attributable to owners of entity	339	337
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Current assets	68	72
Non-current assets	2,633	2,196
Current liabilities	73	428
Non-current liabilities	1,566	918
Equity attributable to Non-controlling interests	791	687
Equity attributable to owners of entity	271	235
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Current assets	45	42
Non-current assets	2,522	2,438
Current liabilities	47	39
Non-current liabilities	1,497	1,515
Equity attributable to Non-controlling interests	773	700
Equity attributable to owners of entity	250	226
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Current assets	70	191
Non-current assets	4,445	4,110
Current liabilities	242	242
Non-current liabilities	3,343	2,869
Equity attributable to Non-controlling interests	675	863
Equity attributable to owners of entity	255	327
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Current assets	158	95
Non-current assets	1,880	2,246
Current liabilities	487	330
Non-current liabilities	808	1,202
Equity attributable to Non-controlling interests	554	603
Equity attributable to owners of entity	189	206
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Current assets	109	88
Non-current assets	2,659	2,956
Current liabilities	315	970
Non-current liabilities	1,360	976
Equity attributable to Non-controlling interests	541	552
Equity attributable to owners of entity	552	546
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Current assets	96	87
Non-current assets	3,089	2,986
Current liabilities	64	56
Non-current liabilities	2,497	2,030
Equity attributable to Non-controlling interests	484	766
Equity attributable to owners of entity	140	221
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Current assets	35	44
Non-current assets	2,252	2,044
Current liabilities	150	183
Non-current liabilities	1,539	996
Equity attributable to Non-controlling interests	403	612
Equity attributable to owners of entity	195	297
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries
Current assets	46	51
Non-current assets	349	1,583
Current liabilities	6	28
Non-current liabilities	243	880
Equity attributable to Non-controlling interests	102	507
Equity attributable to owners of entity	44	219
Subsidiaries with material non-controlling interests | Forest City
Disclosure of subsidiaries
Current assets	0	1,029
Non-current assets	0	11,246
Current liabilities	0	602
Non-current liabilities	0	7,741
Equity attributable to Non-controlling interests	0	3,437
Equity attributable to owners of entity	$ 0	$ 495